Federal Income Tax (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of federal income tax expense and statutory federal tax rate:
Tax (benefit) expense at statutory rate									$ 765	$ 19
Increase (decrease) from:
Change in valuation allowance									(807)	57
Tax-exempt interest									(52)	(52)
Other									94	(24)
Income tax expense